Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Financial Assets Delivered as Guarantee
11.	FINANCIAL ASSETS DELIVERED AS GUARANTEE
The composition of financial assets delivered as guarantee as of December 31, 2024 and 2023 is as follows:

Composition	Carrying amount
	12/31/2024	12/31/2023
For transactions with the BCRA	138,595,967	148,335,239
For guarantee deposits	85,472,993	74,751,313
For repurchase agreements	23,026,682	66,301,893

Total	247,095,642	289,388,445

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.